PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depreciation	$ 7,340	$ 7,340
Property, Plant and Equipment [Member]
Estimated useful life	3 years